Financing - Operating lease agreements (Details) - Operating Leases R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$) item
Financing
Total duration of all forest cycles of eucalyptus	21 years
Number of forest cycles of eucalyptus | item	3
Operating Expense | Administrative offices and deposits | IGP-M, and IPCA/IBGE | Minimum
Financing
Monthly installment amount	R$ 1
Operating Expense | Administrative offices and deposits | IGP-M, and IPCA/IBGE | Maximum
Financing
Monthly installment amount	1,163
Operating Expense | Call center and licenses | IGP-DI | Minimum
Financing
Monthly installment amount	1
Operating Expense | Call center and licenses | IGP-DI | Maximum
Financing
Monthly installment amount	120
Operating Expense | Land and farms | IGP-M, IPCA/IBGE, and others | Minimum
Financing
Monthly installment amount	182
Operating Expense | Land and farms | IGP-M, IPCA/IBGE, and others | Maximum
Financing
Monthly installment amount	R$ 2,047